Income taxes (Schedule of detailed information about effective income tax expense recovery) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (1,012,978)	$ (1,245,393)	$ (2,832,864)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (268,439)	$ (330,029)	$ (750,709)
Non-deductible expenses and other items	80,462	143,550	270,610
Effect of exchange rate on deferred tax assets carried forward and other	(644,649)	38,037	4,269
Change in deferred tax assets not recognized	832,626	148,442	475,830
Current tax expense (income)	$ 0	$ 0	$ 0